Receivables and Related Allowances - Schedule of Allowance for Uncollectibles (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Beginning Balance	$ 2,255	$ 1,725	$ 2,504
Additions charged to expense	4,113	4,146	3,583
Accounts written off, less recoveries	(4,098)	(3,616)	(4,362)
Ending Balance	$ 2,270	$ 2,255	$ 1,725